THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
                              25 De Forest Avenue
                           Summit, New Jersey 07901





                              September 30, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Division of Investment
Management

            Re: The Topiary Fund for Benefit Plan Investors (BPI) LLC Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2A
                  (File Nos. 333-111561 and 811-21480)
                  -----------------------------------------------------

Ladies and Gentleman:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Topiary Fund for Benefit Plan Investors (BPI) LLC, (the "Fund') hereby certifies that:

    1. the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2A;

    2. the text of Pre-Effective Amendment No. 3 to the Fund's Registration Statement on Form N-2A was filed electronically with the Securities and Exchange Commission on September 14, 2004.

                                       Very truly yours,

                                       The Topiary Fund for Benefit Plan
                                       Investors (BPI) LLC



                                       By:           *
                                          -----------------------
                                          Name: Natalie Birrell
                                          Title: President

* By: /s/ Elizabeth Keeley
      --------------------
      Elizabeth Keeley,
      as attorney-in-fact